SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

30.   SUBSEQUENT EVENTS

The Group evaluated event subsequent to the balance sheet date of December 31, 2020 through March 26, 2021, the date on which the consolidated financial statements are issued. No material recordable and disclosable events or transactions occurred.